
The RiverGuide Fund
Schedule of Investments - May 31, 2002
(Unaudited)

Common Stocks - 3.69%                                                      Shares                   Value

Services-Business Services - 1.43%
B2B Internet Holders Trust                                                 20,000                      $ 67,600
                                                                                              ------------------
                                                                                              ------------------

Telecommunications - 2.26%
Broadband HOLDRs Trust Depositary Receipts (Cost $114,700)                114,700                       106,600
                                                                                              ------------------
                                                                                              ------------------

TOTAL COMMON STOCKS (Cost $76,600)                                                                      174,200
                                                                                              ------------------
                                                                                              ------------------

Unit Investment Trusts - 4.77%

Ishares Dow Jones US                                                       10,000                       224,700
                                                                                              ------------------
                                                                                              ------------------

TOTAL UNIT INVESTMENT TRUSTS (Cost $76,600)                                                             224,700
                                                                                              ------------------
                                                                                              ------------------

                                                                         Principal
                                                                           Value                    Value

Money Market Securities - 87.74%
Huntington Investment A, 0.78%, (b)   (Cost $4,136,656)                  4,136,656                    4,136,656
                                                                                              ------------------
                                                                                              ------------------

TOTAL INVESTMENTS - 96.20%  (Cost $4,567,756)                                                         4,535,556
                                                                                              ------------------
                                                                                              ------------------
Other assets less liabilities - 3.80%                                                                   179,165
                                                                                              ------------------
                                                                                              ------------------
TOTAL NET ASSETS - 100.0%                                                                           $ 4,714,721
                                                                                              ==================
                                                                                              ==================

(a) Variable rate security; the coupon rate shown represents the rate at May 31, 2002.

See accompanying notes which are an integral part of the financial statements.

--------------

The RiverGuide Fund                                                                       May 31, 2002
Statement of Assets & Liabilities
(Unaudited)

Assets
Investment in securities, at value (Cost $4,567,756)                                       $ 4,535,556
Accrued interest                                                                                 1,587
Due from broker                                                                                186,592
                                                                                    -------------------
     Total assets                                                                            4,723,735

Liabilities
Accrued investment advisory fee                                                                  8,842
Other liabilities and accrued expenses                                                             172
                                                                                    -------------------
     Total liabilities                                                                           9,014

Net Assets                                                                                 $ 4,714,721
                                                                                    ===================

Net Assets consist of:
Paid-in capital                                                                            $ 4,906,095
Accumulated net investment income (loss)                                                       (29,681)
Accumulated net realized gain (loss) on investments                                           (129,493)
Net unrealized appreciation (depreciation) on investments                                      (32,200)
                                                                                    -------------------

Net Assets,  for 488,874 shares                                                            $ 4,714,721
                                                                                    ===================

Net Asset Value

Net asset value, offering and redemption price per share ($4,714,721 / 488,874)                 $ 9.64
                                                                                    ===================
See accompanying notes which are an integral part of the financial statements.

The RiverGuide Fund
Statement of Operations
For the period December 7, 2001 (commencement of operations) to May 31, 2002 -
(Unaudited)

Investment Income
Interest income                                                                             $ 9,805
                                                                                 -------------------
                                                                                 -------------------
Total Income                                                                                  9,805
                                                                                 -------------------

Expenses
Investment advisory fee                                                                      39,314
Trustee fees                                                                                    172
                                                                                 -------------------
Total operating expenses                                                                     39,486
                                                                                 -------------------
Net Investment Loss                                                                         (29,681)
                                                                                 -------------------

Realized & Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investment securities                                          (129,493)
Change in net unrealized appreciation (depreciation) on
  investment securities                                                                     (32,200)
                                                                                 -------------------
                                                                                 -------------------
Net realized and unrealized gain (loss) on investments                                     (161,693)
                                                                                 -------------------
Net decrease in net assets resulting from operations                                     $ (191,374)
                                                                                 ===================

See accompanying notes which are an integral part of the financial statements.

The RiverGuide Fund
Statement of Changes In Net Assets

                                                                                    Period ended
                                                                                    May 31, 2002
                                                                                  (Unaudited) (a)
                                                                              -------------------------
Increase (Decrease) in Net Assets
From Operations
  Net investment income (loss)                                                               $ (29,681)
  Net realized gain (loss) on investment securities                                           (129,493)
  Change in net unrealized appreciation (depreciation)                                         (32,200)
                                                                              -------------------------
  Net increase (decrease) in net assets resulting from operations                             (191,374)
                                                                              -------------------------
Distributions
   From net realized gain                                                                            0
                                                                              -------------------------
   Total distributions                                                                               0
                                                                              -------------------------
Share Transactions
  Net proceeds from sale of shares                                                           5,302,901
  Shares issued in reinvestment of distributions                                                     0
  Shares redeemed                                                                             (396,806)
                                                                              -------------------------
  Net increase (decrease) in net assets resulting
       from share transactions                                                               4,906,095
                                                                              -------------------------
Total increase (decrease) in net assets                                                      4,714,721

Net Assets
  Beginning of period                                                                                0
                                                                              -------------------------
  End of period (including undistributed net investment loss
      of $29,681)                                                                          $ 4,714,721
                                                                              =========================


Shares of capital stock of the Fund sold and redeemed:
  Shares sold                                                                                  530,060
  Shares reinvested                                                                                  0
  Shares redeemed                                                                              (41,186)
                                                                              -------------------------
Net increase (decrease) in number of shares outstanding                                        488,874
                                                                              =========================

(a)  For the period December 7, 2001 (commencement of operations).

See accompanying notes which are an integral part of the financial statements.

The RiverGuide Fund
Financial Highlights
                                                          Period ended
                                                          May 31, 2002
                                                         (Unaudited) (a)
                                                       --------------------
Selected Per Share Data
Net asset value, beginning of period                               $ 10.00
                                                       --------------------
Income from investment operations
  Net investment loss                                                (0.08)
  Net realized and unrealized gain (loss)                            (0.28)
                                                       --------------------
                                                       --------------------
Total from investment income (loss) operations                       (0.36)
                                                       --------------------
Distributions to shareholders
  From net investment income                                          0.00
  From net realized gain                                              0.00
                                                       --------------------
Total distributions                                                   0.00
                                                       --------------------

Net asset value, end of period                                      $ 9.64
                                                       ====================

Total Return (b)                                                     (3.60)%

Ratios and Supplemental Data
Net assets, end of period (000)                                     $4,715
Ratio of expenses to average net assets                              2.26% (c)
Ratio of net investment income (loss) to
   average net assets                                                (1.70)(c)
Portfolio turnover rate                                            293.33%

(a)  For the period December 7, 2001 (commencement of operations).
(b)  For periods of less than a full year, total returns are not annualized.
(c)  Annualized.


See accompanying notes which are an integral part of the financial statements.

                               The RiverGuide Fund
                          Notes to Financial Statements
                                  May 31, 2002
                                   (Unaudited)

NOTE 1.  ORGANIZATION

The RiverGuide Fund (the "Fund") was organized as a diversified series of AmeriPrime Advisers Trust (the "Trust") on July 1, 2001 and commenced operations on December 7, 2001. The Trust is established under the laws of Ohio by an Agreement and Declaration of Trust dated August 3, 1999 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees. The investment objective of the Fund is capital appreciation. The investment adviser to the Fund is Bates Total Asset Management Inc. ("BTAM") or (the "Adviser").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation- Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the opinion of the Adviser, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

Federal Income Taxes- The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

Dividends and Distributions- The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net long term capital gains and its net short term capital gains at least once a year.

Other- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

                               The RiverGuide Fund
                          Notes to Financial Statements
                                  May 31, 2002
                                   (Unaudited)

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund's investment adviser is Bates Total Asset Management Inc., 401 Junction Highway, Kerrville TX 78028. L. Brent Bates is the President and Chief Executive Officer for BTAM.

Under the terms of the management agreement (the "Agreement"), the Adviser manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expense on securities sold short), fees and expenses of the non-interested person trustees, 12b-1 expenses and extraordinary expenses. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 2.25% of the average daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Adviser. For the period December 7, 2001 (commencement of operations) to May 31, 2002, the Adviser earned a fee of $39,314 from the Fund.

The Fund retains Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and provide the Fund with administrative, transfer agency and fund accounting services, including all regulatory reporting and necessary office equipment and personnel. The Adviser paid all administrative, transfer agency and fund accounting fees on behalf of the Fund per the management agreement. A Trustee and the officers of the Trust are members of management and/or employees of Unified.

The Fund retains Unified Financial Securities, Inc., a wholly owned subsidiary of Unified Financial Services, Inc. to act as the principal distributor of its shares. There were no payments made to Unified Financial Securities, Inc. during the period ended May 31, 2002. A Trustee and officer of the Trust may be deemed to be an affiliate of Unified Financial Securities, Inc.

NOTE 4.  INVESTMENTS

For the period ended May 31, 2002, purchases and sales of investment securities, other than short term investments, aggregated $2,452,207 and $1,891,614, respectively. The unrealized appreciation for all securities totaled $0 and the unrealized depreciation for all securities totaled $32,200 for a net unrealized depreciation of $32,200. The aggregate cost of securities for federal income tax purposes at May 31, 2002 was $4,567,756.

NOTE 5. ESTIMATES

Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

DG Opportunity Fund
Schedule of Investments
May 31, 2002 (Unaudited)



                                                                                Shares                    Value
Mutual Funds - 88.6%
Firsthand Technology Value Fund                                                     1,545                  $ 41,803
PBHG Technology & Communications Portfolio                                          3,835                    43,945
PIMCO Innovation Fund                                                               2,650                    44,441
Oak Associates Funds - Red Oak Technology Select Fund                               6,394                    42,839
Rydex Dynamic Velocity 100 Fund                                                     8,807                   154,745
                                                                                                      --------------
                                                                                                      --------------
TOTAL MUTUAL FUNDS - (Cost $474,543)                                                                      $ 327,773
                                                                                                      --------------

                                                                                Principle
                                                                                  Value                     Value
Money Market Securities - 1.3%
Huntington Money Fund - Investment A, 0.78%, (Cost $4,640) (a)                      4,640                   $ 4,640
                                                                                                      --------------

TOTAL INVESTMENTS - 89.9%   (Cost $479,183)                                                                 332,412
                                                                                                      --------------
                                                                                                      --------------
Other assets less liabilities - 10.1%                                                                        37,352
                                                                                                      --------------
TOTAL NET ASSETS - 100.0%                                                                                 $ 369,764
                                                                                                      ==============

See accompanying notes which are an integral part of the financial statements.

(a) Variable rate security; the coupon rate shown represents the rate at May 31, 2002.

DG Opportunity Fund
Statement of Assets and Liabilities
May 31, 2002 (Unaudited)



Assets
Investments in securities, at value (cost $479,183)                               $ 332,412
Cash                                                                                 45,000
Accrued Interest                                                                          9
                                                                                 ----------------
     Total assets                                                                   377,421

Liabilities
Accrued advisory fees                                                                1,888
Other payables and accrued expenses                                                  5,769
                                                                                  ----------------
     Total liabilities                                                               7,657
                                                                                  ----------------

Net Assets                                                                         $ 369,764
                                                                                  ================

Net Assets consist of:
Paid-in capital                                                                    $ 597,004
Undistributed net investment income (loss)                                           (44,245)
Undistributed net realized gain (loss) on investments                                (36,224)
Net unrealized appreciation (depreciation) on investments                           (146,771)
                                                                                   ----------------

Net Assets, for 61,442 shares                                                      $ 369,764
                                                                                   ================

Net Asset Value

Net asset value, offering and redemption price per share ($369,764 / 61,442)         $ 6.02
                                                                                   ================

See accompanying notes which are an integral part of the financial statements.

DG Opportunity Fund
Statement of Operations
For the period December 10, 2001 (commencement of operations) through May 31, 2002 (Unaudited)

Investment Income
Interest income                                                                                             $ 379
                                                                                                    --------------
  Total Income                                                                                                379
                                                                                                    --------------

Expenses
Investment advisor fee                                                                                      1,888
Administration expenses                                                                                    13,629
Auditing expenses                                                                                             365
Custodian expenses                                                                                          2,447
Fund accounting expenses                                                                                    6,656
Legal expenses                                                                                              7,385
Trustee expenses                                                                                              508
Registration expenses                                                                                         713
Printing expenses                                                                                           2,514
Transfer agent expenses                                                                                     7,319
Miscellaneous expenses                                                                                      1,200
                                                                                                    --------------
                                                                                                    --------------
  Total Expenses                                                                                           44,624
                                                                                                    --------------

Net Investment Income (Loss)                                                                            $ (44,245)
                                                                                                    --------------


Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities                                                         (36,224)
Change in net unrealized appreciation (depreciation)
   on investment securities                                                                              (146,771)
                                                                                                    --------------
                                                                                                    --------------
Net realized and unrealized gain (loss) on investment securities                                         (182,995)
                                                                                                    --------------
                                                                                                    --------------
Net increase (decrease) in net assets resulting from operations                                        $ (227,240)
                                                                                                    ==============

See accompanying notes which are an integral part of the financial statements.

DG Opportunity Fund
Statement of Changes in Net Assets

                                                                                                       Period ended
                                                                                                       May 31, 2002
Increase (Decrease) in Net Assets                                                                     (Unaudited) (a)
                                                                                                    --------------------
Operations
  Net investment gain (loss)                                                                                  $ (44,245)
  Net realized gain (loss) on investment securities                                                             (36,224)
  Change in net unrealized appreciation (depreciation)                                                         (146,771)
                                                                                                    --------------------
                                                                                                    --------------------
  Net increase (decrease) in net assets resulting from operations                                              (227,240)
                                                                                                    --------------------
Distributions
  From net investment income                                                                                          -
  From net realized gain                                                                                              -
                                                                                                    --------------------
                                                                                                    --------------------
  Total distributions                                                                                                 -
                                                                                                    --------------------
Capital Share Transactions
  Proceeds from shares sold                                                                                     598,197
  Reinvestment of distributions                                                                                       -
  Amount paid for shares repurchased                                                                             (1,193)
                                                                                                    --------------------
  Net increase (decrease) in net assets resulting
     from share transactions                                                                                    597,004
                                                                                                    --------------------
                                                                                                    --------------------
Total Increase (Decrease) in Net Assets                                                                         369,764
                                                                                                    --------------------

Net Assets
  Beginning of period                                                                                                 -
                                                                                                    --------------------
  End of period [including accumulated net investment income (loss) of $(44,245).]                            $ 369,764
                                                                                                    ====================


Capital Share Transactions
  Shares sold                                                                                                    61,580
  Shares issued in reinvestment of distributions                                                                      -
  Shares repurchased                                                                                               (138)
                                                                                                    --------------------

  Net increase (decrease) from capital transactions                                                              61,442
                                                                                                    ====================


(a) For a period of less than a full year, total return is not annualized.

See accompanying notes which are an integral part of the financial statements.


The DG Opportunity Fund
Financial Highlights

                                                                                 Period
                                                                           ended May 31, 2002
                                                                               (Unaudited)      (a)
                                                                          ----------------------
Selected Per Share Data
Net asset value, beginning of period                                                    $ 10.00
                                                                          ----------------------
Income from investment operations
  Net investment loss                                                                     (0.89)
  Net realized and unrealized gain (loss)                                                 (3.09)
                                                                          ----------------------
                                                                          ----------------------
Total from investment income (loss) operations                                            (3.98)
                                                                          ----------------------
Distributions to shareholders
  From net investment income                                                               0.00
  From net realized gain                                                                   0.00
                                                                          ----------------------
Total distributions                                                                        0.00
                                                                          ----------------------

Net asset value, end of period                                                           $ 6.02
                                                                          ======================

Total Return (b)                                                                         (39.80)%

Ratios and Supplemental Data
Net assets, end of period (000)                                                            $370
Ratio of expenses to average net assets                                                  22.46% (c)
Ratio of net investment income (loss) to
   average net assets                                                                    (22.27)(c)
Portfolio turnover rate                                                                  41.42%

(a) For the period December 10, 2001 (commencement of operations)
(b) For periods of less than a full year, total returns are not annualized
(c) Annualized

See accompanying notes which are an integral part of the financial statements.

                             The DG Opportunity Fund
                          Notes to Financial Statements
                                  May 31, 2002
                                   (Unaudited)

NOTE 1. ORGANIZATION

The DG Opportunity Fund (the "Fund") was organized as a diversified series of the AmeriPrime Advisors Trust (the "Trust") on August 9, 2001 and commenced operations December 10, 2001. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 3, 1999 (the "Trust Agreement"). The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of series without par value. The Fund is one of a series of funds currently authorized by the Trustees. The investment objective of the Fund is long-term growth of capital. The investment adviser to the Fund is Warren Asset Management, L.L.C. (the "Adviser").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

 Securities Valuations- Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Advisor's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

Federal Income Taxes- The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

Dividends and Distributions- The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.

Other- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes.

                             The DG OPPORTUNITY Fund
                          Notes to Financial Statements
                                  May 31, 2002
                                   (Unaudited)


NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund retains Warren Asset Management, L.L.C. (the "Adviser") to manage the Fund's investments. Weldon R. Warren is primarily responsible for the day-to-day management of the Fund.

Under the terms of the management agreement, (the "Agreement"), the Adviser manages the Fund's investments subject to approval of the Board. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.95% of the average daily net assets of the Fund. The Adviser may waive all or part of its fee, at any time, and at its sole discretion, but such action shall not obligate the Adviser to waive any fees in the future. For the period December 10, 2001, (commencement of operations) through May 31, 2002, the Adviser accrued fees of $1,888 from the Fund.

   The Fund retains Unified Fund Services, Inc. ("Unified") to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. Unified receives a monthly fee from the Fund equal to an annual rate of 0.0275% of the Fund's average daily net assets up to $100 million, 0.0250% of the Fund's average daily net assets from $50 million to $100 million, and 0.050% of the Fund's average daily net assets over $100 million (subject to a minimum fee of $2,500 per month). These services include transfer agency, fund accounting, administration, custody and related out-of-pocket expenses. For the year ended May 31, 2002, Unified earned fees of $13,629 from the Fund for administrative services provided to the Fund. A Trustee and the officers of the Trust are members of management and/or employees of Unified.

The Fund retains Unified Financial Securities, Inc., a wholly owned subsidiary of Unified Financial Services, Inc., to act as the principal distributor of its shares. There were no payments made to Unified Financial Securities, Inc. during the six months ended May 31, 2002. A Trustee and officer of the Trust may be deemed to be an affiliate of Unified Financial Securities, Inc.

NOTE 4. INVESTMENTS

For the period ended May 31, 2002, purchases and sales of investment securities, aggregated $1,345,082 and $865,898, respectively. As of May 31, 2002, there was no unrealized appreciation and $146,771 depreciation of Fund securities. The total cost of securities for federal income tax purposes on May 31, 2002 was $479,543.

NOTE 5. ESTIMATES

Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Bull Moose Growth Fund
Schedule of Investments
May 31, 2002 (Unaudited)

Common Stocks - 52.8%                                                 Shares                               Value

Abrasive Asbestos & Misc Nonmetallic Mineral Products - 2.6%
Cabot Microelectronics Corp. (a)                                            400                            $  19,512
                                                                                                       --------------

Agriculture Chemicals - 0.9%
Scotts Co. (The) (a)                                                        150                                7,027
                                                                                                       --------------

Air Courier Services - 1.4%
FedEx Corp.                                                                 200                               10,790
                                                                                                       --------------

Air Transportation, Scheduled - 1.6%
Southwest Airlines Co.                                                      700                               11,921
                                                                                                       --------------

Carpets & Rugs - 1.7%
Mohawk Industries, Inc. (a)                                                 200                               13,104
                                                                                                       --------------

Converted Paper & Paperboard Products (No Containers/Boxes) - 2.1%
Avery Dennison Corp.                                                        250                               16,343
                                                                                                       --------------

Crude Petroleum & Natural Gas - 2.0%
Talisman Energy, Inc.                                                       350                               15,484
                                                                                                       --------------

Gold & Silver Ores - 2.0%
Barrick Gold Corp.                                                          700                               15,260
                                                                                                       --------------

Greeting Cards - 1.9%
American Greetings Corp.                                                    700                               14,469
                                                                                                       --------------

Hazardous Waste Management - 2.1%
Clean Harbors, Inc. (a)                                                   2,000                               15,700
                                                                                                       --------------

Industrial Organic Chemicals - 3.1%
International Flavors & Fragrances, Inc.                                    700                               23,842
                                                                                                       --------------

Measuring & Controlling Devices - 2.0%
Cubic Corp.                                                                 550                               14,856
                                                                                                       --------------

Metals & Mining - 3.5%
Newmont Mining Corp.                                                        850                               26,529
                                                                                                       --------------

Miscellaneous Transportation Equipment - 1.8%
Polaris Industries, Inc.                                                    200                               13,908
                                                                                                       --------------

Operative Builders - 1.8%
Centex Corp.                                                                250                               13,437
                                                                                                       --------------

Bull Moose Growth Fund
Schedule of Investments
May 31, 2002 (Unaudited)

Common Stocks - 52.8% - continued                                     Shares                               Value
Pharmaceutical Preparations - 1.7%
Allergan, Inc.                                                              200                             $ 12,620
                                                                                                       --------------

Railroads, Line-Haul Operating - 2.8%
Fairmont Hotels & Resorts, Inc.                                             400                               11,200
Kansas City Southern (a)                                                    600                                9,942
                                                                                                       --------------
                                                                                                              21,142
                                                                                                       --------------

Retail - Miscellaneous Shopping Goods Stores - 3.2%
Barnes and Noble, Inc. (a)                                                  800                               24,616
                                                                                                       --------------

Services - Health Services - 1.5%
Wellpoint Health Network, Inc. (a)                                          150                               11,124
                                                                                                       --------------

Services - Skilled Nursing Care Facilities - 2.0%
Manor Care, Inc. (a)                                                        600                               15,540
                                                                                                       --------------

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 1.3%
Ecolab, Inc.                                                                200                                9,536
                                                                                                       --------------

Special Industry Machinery - 2.2%
Applied Materials, Inc. (a)                                                 750                               16,635
                                                                                                       --------------

State Commercial Bank - 3.1%
North Fork Bancorporation, Inc.                                             600                               23,586
                                                                                                       --------------

Telephone Communications (No Radiotelephone) - 1.9%
IDT Corp. - Class B (a)                                                     850                               14,611
                                                                                                       --------------

Television Broadcasting Stations - 2.6%
USA Networks, Inc. (a)                                                      700                               19,894
                                                                                                       --------------

TOTAL COMMON STOCKS (Cost $390,095)                                                                          401,486
                                                                                                       --------------

U.S. Treasury & Agency Obligations - 1.2%
U.S. Treasury Stripped Interest Pmt. 0%, 11/15/2027                      40,000
TOTAL U.S. TREASURY & AGENCY OBLIGATIONS (Cost $8,913)                                                         8,841
                                                                                                       --------------

Money Market Securities - 46.5%
Huntington Money Fund - Invest A, 0.74%, (Cost $353,989) (b)            353,989                              353,989
                                                                                                       --------------

TOTAL INVESTMENTS (Cost $752,997) - 100.5%                                                                $  764,316
                                                                                                       --------------

Liabilities in excess of cash and other assets - (0.5%)                                                       (3,941)
                                                                                                       --------------

TOTAL NET ASSETS - 100.0%                                                                                 $  760,375
                                                                                                       ==============
(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at May 31, 2002.

See accompanying notes which are an integral part of these financial statements.

Bull Moose Growth Fund
Statement of Assets and Liabilities
May 31, 2002 (Unaudited)


Assets
Investments in securities, at value (cost $752,997)                                                    $ 764,316
Interest receivable                                                                                          264
Dividends receivable                                                                                         177
                                                                                                    -------------
     Total assets                                                                                        764,757
                                                                                                    -------------

Liabilities
Accrued advisory fees                                                                                        979
Payable for investments purchased                                                                          3,403
                                                                                                    -------------
     Total liabilities                                                                                     4,382
                                                                                                    -------------

Net Assets                                                                                             $ 760,375
                                                                                                    =============

Net Assets consist of:
Paid in capital                                                                                          753,115
Accumulated net investment income (loss)                                                                    (633)
Accumulated net realized gain (loss) on investments                                                       (3,426)
Net unrealized appreciation (depreciation) on investments                                                 11,319
                                                                                                    -------------

Net Assets, for 74,088 shares                                                                          $ 760,375
                                                                                                    =============

Net Assets Value
Net Assets
Offering price and redemption price per share ($760,375 / 74,088)                                        $ 10.26
                                                                                                    =============
See accompanying notes which are an integral part of these financial statements.

Bull Moose Growth Fund
Statement of Operations
For the period December 21, 2001 (commencement of operations) to May 31, 2002 (Unaudited)

Investment Income
Dividend income                                                                                           $ 545
Interest income                                                                                           1,115
                                                                                                    ------------
  Total Income                                                                                            1,660
                                                                                                    ------------

Expenses
Investment advisor fee                                                                                    2,293
                                                                                                    ------------
  Total Expenses                                                                                          2,293
                                                                                                    ------------
Net Investment Income (Loss)                                                                               (633)
                                                                                                    ------------


Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities                                                        (3,426)
Change in net unrealized appreciation (depreciation)
   on investment securities                                                                              11,319
                                                                                                    ------------
Net realized and unrealized gain (loss) on investment securities                                          7,893
                                                                                                    ------------
Net increase (decrease) in net assets resulting from operations                                         $ 7,260
                                                                                                    ============

See accompanying notes which are an integral part of these financial statements.

Bull Moose Growth Fund
Statement of Changes in Net Assets

                                                                                                      Period ended
                                                                                                      May 31, 2002
Increase (Decrease) in Net Assets                                                                   (Unaudited) (a)
                                                                                                    -----------------
Operations
  Net investment income (loss)                                                                                $ (633)
  Net realized gain (loss) on investment securities                                                           (3,426)
  Change in net unrealized appreciation (depreciation)                                                        11,319
                                                                                                    -----------------
  Net increase (decrease) in net assets resulting from operations                                              7,260
                                                                                                    -----------------
Distributions
  From net investment income                                                                                       -
  From net realized gain                                                                                           -
                                                                                                    -----------------
  Total distributions                                                                                              -
                                                                                                    -----------------
Capital Share Transactions
  Proceeds from shares sold                                                                                  753,115
  Reinvestment of distributions                                                                                    -
  Amount paid for shares repurchased                                                                               -
                                                                                                    -----------------
  Net increase (decrease) in net assets resulting
     from share transactions                                                                                 753,115
                                                                                                    -----------------
Total Increase (Decrease) in Net Assets                                                                      760,375
                                                                                                    -----------------

Net Assets
  Beginning of period                                                                                              -
                                                                                                    -----------------
  End of period [including accumulated net
    investment income (loss) of  $(633) and $0, respectively]                                              $ 760,375
                                                                                                    =================

Capital Share Transactions
  Shares sold                                                                                                 74,088
  Shares issued in reinvestment of distributions                                                                   -
  Shares repurchased                                                                                               -
                                                                                                    -----------------

  Net increase (decrease) from capital transactions                                                           74,088
                                                                                                    =================

(a)  For the period December 21, 2001 (commencement of operations) through May 31, 2002.

See accompanying notes which are an integral part of these financial statements.

Bull Moose Growth Fund
Financial Highlights

                                                                             Period ended
                                                                             May 31, 2002    (a)
                                                                              (Unaudited)
                                                                           ------------------

Selected Per Share Data
Net asset value, beginning of period                                                 $ 10.00
                                                                           ------------------
Income from investment operations
  Net investment income (loss)                                                         (0.01)
  Net realized and unrealized gain (loss)                                               0.27
                                                                           ------------------
Total from investment operations                                                        0.26
                                                                           ------------------
Less Distributions to shareholders:
  From net investment income                                                            0.00
  From net realized gain                                                                0.00
                                                                           ------------------
Total distributions                                                                     0.00
                                                                           ------------------

Net asset value, end of period                                                       $ 10.26
                                                                           ==================

Total Return (b)                                                                       2.60%

Ratios and Supplemental Data
Net assets, end of period (000)                                                        $ 760
Ratio of expenses to average net assets                                                1.00% (c)
Ratio of net investment income to
   average net assets                                                                  (0.28)(c)

Portfolio turnover rate                                                               19.30%

(a)  For the period December 21, 2001 (Commencement of Operations) through May 31, 2002.
(b)  For periods of less than a full year, total return is not annualized.
(c)  Annualized.

See accompanying notes which are an integral part of these financial statements.

                                                      Bull Moose Growth Fund
                                                   Notes to Financial Statements
                                                           May 31, 2002
                                                            (Unaudited)

NOTE 1.  ORGANIZATION

The Bull Moose Growth Fund (the "Fund") was organized as a series of the AmeriPrime Advisors Trust (the "Trust") on June 28, 2001 and commenced operations on December 21, 2001. The Trust is established under the laws of Ohio by an Agreement and Declaration of Trust dated August 3, 1999 (the "Trust Agreement"). The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board of Trustees. The Fund's investment objective is long-term capital appreciation. The investment adviser to the Fund is The Roosevelt Investment Group (the "Adviser").


NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuations - Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when in the opinion of the Adviser the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing services does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

Federal Income Taxes - The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

Dividends and Distributions - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis. The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.

Other - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

                                                      Bull Moose Growth Fund
                                                   Notes to Financial Statements
                                                     May 31, 2002 - continued
                                                            (Unaudited)

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund retains The Roosevelt Investment Group to manage the Fund's investments. The Roosevelt Investment Group was founded in 1990 by Arthur Sheer. The Adviser's clients consist primarily of corporations, pension accounts, non-profits, endowments and high net worth individuals. Arthur Sheer has served as the chief executive officer since he founded the firm in 1990. Arthur Sheer has been primarily responsible for the day-to-day management of the Fund's portfolio since its inception.

Under the terms of the management agreement (the "Agreement"), the Adviser manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expense on securities sold short), fees and expenses of the non-interested person trustees, 12b-1 expenses and extraordinary expenses. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Adviser. For the period December 21, 2001 (commencement of operations) to May 31, 2002, the Adviser earned a fee of $2,293 from the Fund.

The Fund retains Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and provide the Fund with administrative, transfer agency and fund accounting services, including all regulatory reporting and necessary office equipment and personnel. The Adviser paid all administrative, transfer agency and fund accounting fees on behalf of the Fund per the management agreement. A Trustee and the officers of the Trust are members of management and/or employees of Unified.

The Fund retains Unified Financial Securities, Inc., a wholly owned subsidiary of Unified Financial Services, Inc., to act as the principal distributor of its shares. There were no payments made to the distributor during the period ended
May 31, 2002. A Trustee and officer of the Trust may be deemed to be an affiliate of Unified Financial Securities, Inc.


NOTE 4.  INVESTMENTS

For the period ended May 31, 2002, purchases and sales of investment securities, other than short-term investments, aggregated $440,190 and $46,669, respectively. As of May 31, 2002, the gross unrealized appreciation for all securities totaled $22,837 and the gross unrealized depreciation for all securities totaled $11,518 for a net unrealized depreciation of $11,319.


NOTE 5. ESTIMATES

Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.